Deferred Charges, net (Tables)	6 Months Ended
Jun. 30, 2014
Deferred Charges, net
Schedule of deferred charges, net

Deferred charges, net consisted of the following (in thousands):

	Drydocking and Special Survey Costs	Finance and Other Costs	Total Deferred Charges
As of January 1, 2013	$9,669	$79,152	$88,821
Additions	283	187	470
Written off amounts	(429)	—	(429)
Amortization	(5,482)	(15,431)	(20,913)
As of December 31, 2013	$4,041	$63,908	$67,949
Additions	3,789	44	3,833
Written off amounts	(286)	—	(286)
Amortization	(2,157)	(7,564)	(9,721)
As of June 30, 2014	$5,387	$56,388	$61,775